RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets

	Note	Buildings	Vehicles and equipment	Total
Balance, at March 31, 2024		$85,588	$20,073	$105,661
Additions		17,577	11,463	29,040
Amortization		(24,129)	(9,695)	(33,824)
Acquisition of subsidiaries	5	14,766	—	14,766
Exchange and other adjustments		5,000	1,648	6,648
Balance, at March 31, 2025		$98,802	$23,489	$122,291
Additions		48,682	13,006	61,688
Amortization		(27,249)	(11,572)	(38,821)
Exchange and other adjustments		1,574	322	1,896
Balance, at March 31, 2026		$121,809	$25,245	$147,054

Disclosure of quantitative information about lease liabilities

	Note	2026	2025
Balance, at April 1		$129,393	$111,379
Additions		61,688	29,040
Interest		6,715	6,048
Payments		(41,391)	(36,567)
Exchange and other adjustments		(1,717)	4,727
Balance, at March 31		$154,688	$129,393
Less: current portion		35,202	32,694
		$119,486	$96,699

Disclosure of maturity analysis of finance lease payments receivable
The annual lease obligations for the next five years and thereafter are as follows:

As at	March 31 2026
Less than one year	$39,730
One - two years	32,854
Two - three years	27,650
Three - four years	23,559
Four - five years	17,784
Due in over five years	32,463
Total undiscounted lease liabilities	$174,040